CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Jun. 30, 2015	Jun. 30, 2014
CURRENT ASSETS
Cash and cash equivalents	$ 6,836	$ 8,548
Available-for-sale Securities	4,767	2,128
Accounts receivable	4,568	6,034
INVENTORIES
Materials and supplies	1,266	1,599
Work in process	525	656
Finished goods	3,188	3,951
Total inventories	4,979	6,206
Deferred income taxes	1,356	1,092
Prepaid expenses and other current assets	2,708	3,664
Current assets held for sale	4,432	3,945
Assets, Current	29,646	31,617
Property, Plant and Equipment, Net	19,655	21,607
Goodwill, Net	44,622	50,729
Trademarks and other intangible assets, net	25,010	28,729
Disposal Group, Including Discontinued Operation, Assets, Noncurrent	5,204	5,811
Other Assets, Noncurrent	5,358	5,773
Assets	129,495	144,266
CURRENT LIABILITIES
Accounts payable	8,138	8,348
Accrued and other liabilities	8,091	8,734
Current liabilities held for sale	1,543	1,044
Debt due within one year	12,018	15,600
Liabilities, Current	29,790	33,726
Long-term Debt, Excluding Current Maturities	18,327	19,807
Deferred Tax Liabilities, Net, Noncurrent	9,179	9,889
Disposal Group, Including Discontinued Operation, Liabilities, Noncurrent	717	727
Other Liabilities, Noncurrent	8,432	10,141
Liabilities	66,445	74,290
SHAREHOLDERS' EQUITY
Common stock, stated value $1 per share (10,000 shares authorized; shares issued: 2015 - 4,009.2, 2014 - 4,009.2)	4,009	4,009
Additional paid-in capital	63,852	63,911
Reserve for ESOP debt retirement	(1,320)	(1,340)
Accumulated other comprehensive income (loss)	(12,780)	(7,662)
Treasury Stock, Value	(77,226)	(75,805)
Retained earnings	84,807	84,990
Noncontrolling interest	631	762
TOTAL SHAREHOLDERS' EQUITY	63,050	69,976
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	129,495	144,266
Preferred Class A [Member]
SHAREHOLDERS' EQUITY
Preferred Stock, Value, Issued	1,077	1,111
Preferred Class B [Member]
SHAREHOLDERS' EQUITY
Preferred Stock, Value, Issued	$ 0	$ 0